UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 13, 2016 to September 12, 2016

Commission File Number of issuing entity: 333-207132-01

Central Index Key Number of issuing entity: 0001663645

Citigroup Commercial Mortgage Trust 2016-GC36

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541502

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984680
38-3984681
38-7145068

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑AB			X
X-A			X
A-S			X
B			X
EC			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On September 12, 2016 a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the Citigroup Commercial Mortgage Trust 2016-GC36 expressed in 30 or 31 day increments up to a period of 120 days:

Delinquency Summary as reported on September 12, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	58	$1,153,268,470.91
30-59	0	$0.00
60-89	0	$0.00
90-120	0	$0.00
121+	0	$0.00
Total	58	$1,153,268,470.91

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by Citigroup Commercial Mortgage Trust 2016-GC36 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 13, 2016 to September 12, 2016.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 16, 2016. The CIK number for the Depositor is 0001258361.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 12, 2016. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2016. The CIK number for CGMRC is 0001541001.

Cantor Commercial Real Estate Lending, L.P. (“CCREL”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2016.  The CIK number of CCREL is 0001558761.

Starwood Mortgage Capital LLC, the parent company of Starwood Mortgage Funding I LLC, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 5, 2016. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00
*REO Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/12/2016	$4,957.43
Current Distribution Date:	09/12/2016	$4,955.78

Interest Reserve Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00
Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00
Exchangeable Distribution Account Balance
Prior Distribution Date:	08/12/2016	$0.00
Current Distribution Date:	09/12/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the September 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Paul Vanderslice

Paul Vanderslice, President

Date: September 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the September 12, 2016 distribution.